STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - 7 months ended Dec. 31, 2020 - USD ($)	Common Class A Common Stock	Class B common stock Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Jun. 09, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Jun. 09, 2020	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares to sponsor		$ 288	24,712		25,000
Issuance of Class B common stock to Sponsors (in shares)		2,875,000
Sale of 11,500,000 Units, net of underwriting discounts	$ 1,150		108,201,473		108,202,623
Sale of 11,500,000 Units, net of underwriting discounts (in shares)	11,500,000
Sale of 405,000 Private Placement Units	$ 41		4,049,959		4,050,000
Sale of 405,000 Private Placement Units (in shares)	405,000
Common stock subject to possible redemption	$ (1,071)		(107,013,409)		(107,014,480)
Common stock subject to possible redemption (in shares)	(10,701,448)
Net loss				(263,139)	(263,139)
Balance at the end at Dec. 31, 2020	$ 120	$ 288	$ 5,262,735	$ (263,139)	$ 5,000,004
Balance at the end (in shares) at Dec. 31, 2020	1,203,552	2,875,000